Supplementry Financial Statement Information - Schedule of Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Payables [Abstract]
Employees and employee institutions	$ 933	$ 760
Expenses payable	275	385
Royalties payable	408	247
Other liabilities	16	9
Total	$ 1,632	$ 1,401